TAXES ON INCOME (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 7,197	$ (518)	$ 14,479
Foreign	10,060	13,708	(7,626)
Income (loss) before taxes	$ 17,257	$ 13,190	$ 6,853